Condensed Financial Information of the Company Condensed Balance Sheet (Parenthetical) (Details) - $ / shares	Dec. 31, 2019	Nov. 08, 2019	Aug. 31, 2019	Dec. 31, 2018
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)	0		4,326,574,000	4,326,574,000
Ordinary shares, shares issued (in shares)	0		189,388,000	233,800,850
Ordinary shares, shares outstanding (in shares)	0		189,388,000	233,800,850
Treasury stock (in shares)	2,561,468			0
Class A ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	4,903,917,300			0
Ordinary shares, shares issued (in shares)	841,275,820			0
Ordinary shares, shares outstanding (in shares)	841,275,820
Class B ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	96,082,700			0
Ordinary shares, shares issued (in shares)	96,082,700			0
Ordinary shares, shares outstanding (in shares)	96,082,700			0
Parent company | Reportable legal entities
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001
Ordinary shares, shares outstanding (in shares)	96,082,700
Treasury stock (in shares)	2,561,468
Parent company | Reportable legal entities | Class A ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001
Ordinary shares, shares authorized (in shares)	4,903,917,300
Ordinary shares, shares issued (in shares)	841,275,820
Parent company | Reportable legal entities | Class B ordinary shares
Condensed Balance Sheets
Ordinary shares, par value (in US dollar per share)	$ 0.0001
Ordinary shares, shares authorized (in shares)	96,082,700
Ordinary shares, shares issued (in shares)	96,082,700